Loans - Breakdown of Group's Borrowings (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of the year	$ 191,063	$ 154,345	$ 105,751
Proceed from loans	39,673	54,719	101,322
Payments of loans	(55,734)	(36,346)	(73,286)
Payments of interest	(26,275)	(17,912)	(16,330)
Accrued interest	27,998	17,995	16,623
Net exchange differences and translation	160,016	21,465	20,265
Result from net monetary position	(1,663)
Reclassifications and other movements		(3,203)
Balance at the end of the year	$ 335,078	$ 191,063	$ 154,345